Concentrations and Risk (Tables)	12 Months Ended
Dec. 31, 2025
Concentrations and Risk [Abstract]
Schedule of Customers represent

The following table sets forth a summary of customers who represent 10% or more of the Company’s total revenue:

	Financial Years ended December 31,
	2023		2024		2025
	US$’000		US$’000		US$’000
Customer A	122,289		N/A	(i)	N/A	(i)
Customer D	57,486		49,666		N/A	(i)
Customer E	72,295		N/A	(i)	N/A	(i)
Customer G	N/A	(i)	33,771		N/A	(i)
Customer H	N/A	(i)	40,665		N/A	(i)
Customer I	N/A	(i)	41,503		82,013
Customer J	N/A	(i)	N/A	(i)	59,513
Customer K	N/A	(i)	N/A	(i)	37,737

(i)	Revenue from the relevant customer was less than 10% of the Company’s total revenue for the respective year.

The following table sets forth a summary of customers who represent 10% or more of the Company’s total accounts receivable:

	Financial Years ended December 31,
	2023		2024		2025
	US$’000		US$’000		US$’000
Customer E	713		N/A	(ii)	N/A	(ii)
Customer I	N/A	(ii)	17,519		N/A	(ii)
Customer L	N/A	(ii)	N/A	(ii)	20,357

(ii)	Accounts receivable from the relevant customer was less than 10% of the Company’s total accounts receivable for the respective year.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	Financial Years ended December 31,
	2023		2024		2025
	US$’000		US$’000		US$’000
Supplier C	33,968		N/A	(iii)	33,917
Supplier D	55,416		85,317		59,255
Supplier E	128,500		N/A	(iii)	N/A	(iii)
Supplier F	64,720		N/A	(iii)	N/A	(iii)
Supplier H	N/A	(iii)	70,688		43,066
Supplier I	N/A	(iii)	40,437		N/A	(iii)
Supplier J	N/A	(iii)	N/A	(iii)	37,460
Supplier K	N/A	(iii)	N/A	(iii)	42,948
Supplier L	N/A	(iii)	N/A	(iii)	35,981

(iii)	Purchase from relevant suppliers was less than 10% of the Company’s total purchase for the respective year.

The following table sets forth a summary of a single supplier who represent 10% or more of the Company’s total accounts payable:

	Financial Years ended December 31,
	2023		2024		2025
	US$’000		US$’000		US$’000
Supplier I	N/A	(iv)	17,067		N/A	(iv)
Supplier L	N/A	(iv)	N/A	(iv)	20,214

(iv)	Accounts payable from relevant suppliers was less than 10% of the Company’s total accounts payable for the respective year.